UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-09497

                     Dividend Growth Trust

(Exact name of registrant as specified in charter)

Dividend Growth Advisors 58 Riverwalk Blvd., Building 2, Suite A Ridgeland, SC      29936

(Address of principal executive offices)          (Zip code)

William J. Murphy
Unified Fund Services, Inc.

2960 N. Meridian St., Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      9/30

Date of reporting period:     06/30/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Common Stocks - 96.71%	Shares	Value

Aircraft Engines & Engine Parts - 2.61%
United Technologies Corp.	28,100	$ 1,733,770

Accident & Health Insurance - 2.54%
Aflac, Inc.	26,900	1,689,320

Beverages - 2.29%
PepsiCo, Inc.	23,900	1,519,801

Bituminous Coal & Lignite Surface Mining - 4.32%
Natural Resource Partners, L.P.	69,700	2,871,640

Computer & Office Equipment - 3.60%
International Business Machines Corp. (IBM)	20,200	2,394,306

Construction Machinery & Equipment - 2.97%
Caterpillar, Inc.	26,800	1,978,376

Electromedical & Electrotherapeutic - 2.10%
Medtronic, Inc.	27,000	1,397,250

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.09%
General Electric Co.	77,000	2,055,130

Fats & Oils - 2.69%
Archer-Daniels-Midland Co.	53,100	1,792,125

Food & Kindred Products - 3.27%
Nestle SA (a)	19,200	2,175,222

General Industrial Machinery & Equipment - 1.84%
Illinois Tool Works, Inc.	25,800	1,225,758

Household Furniture - 1.41%
Leggett & Platt, Inc.	56,000	939,120

Industrial Inorganic Chemicals - 3.78%
Praxair, Inc.	26,700	2,516,208

Industrial Instruments for Measurement, Display, and Control - 5.00%
Roper Industries, Inc.	50,500	3,326,940

Investment Advice - 3.53%
Eaton Vance Corp.	59,000	2,345,840

National Commercial Banks - 2.00%
Bank of America Corp.	55,800	1,331,946

Natural Gas Transmission - 7.37%
Energy Transfer Partners, L.P.	29,800	1,295,406
Enterprise Products Partners, L.P.	75,800	2,239,132
Williams Partners, L.P.	41,700	1,369,845
		4,904,383

Pharmaceutical Preparations - 1.39%
Johnson & Johnson	14,400	926,496

*See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 96.71%	Shares	Value

Pipe Lines (No Natural Gas) - 9.28%
Enbridge Energy Partners, L.P.	35,800	1,801,098
Magellan Midstream Partners, L.P.	28,000	996,520
NuStar Energy, L.P.	20,800	985,712
Plains All American Pipeline, L.P.	20,500	924,755
Sunoco Logistics Partners, L.P.	31,200	1,463,280
		6,171,365

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 4.28%
Albemarle Corp.	71,300	2,845,583

Plastic Products - 2.33%
AptarGroup, Inc.	37,000	1,552,150

Retail - Eating Places - 3.48%
McDonald's Corp.	41,200	2,316,264

Retail - Drug Stores and Proprietary Stores - 1.56%
Walgreen Co.	32,000	1,040,320

Security Brokers, Dealers & Floatation Companies - 1.82%
SEI Investments Co.	51,500	1,211,280

Services - Business Services - 1.19%
Total System Services, Inc.	35,761	794,609

Services - Computer Processing & Data Preparation - 3.69%
Automatic Data Processing, Inc.	58,500	2,451,150

Semiconductors & Related Devices - 1.03%
Linear Technology Corp.	21,000	683,970

Services - Engineering, Accounting, Research, Management - 2.40%
Paychex, Inc.	51,000	1,595,280

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.07%
Procter & Gamble Co.	22,600	1,374,306

State Commercial Banks - 1.89%
State Street Corp.	19,600	1,254,204

Steel Works, Blast Furnaces & Rolling Mills - 2.28%
Nucor Corp.	20,300	1,515,801

Surgical & Medical Instruments & Apparatus - 0.92%
Teleflex, Inc.	11,000	611,490

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.69%
Cardinal Health, Inc.	34,700	1,789,826

TOTAL COMMON STOCKS (Cost $57,542,223)		64,331,229

Money Market Securities - 4.66%
Fidelity Institutional Treasury Only Portfolio - Investment Shares, 1.62% (b)	3,098,275	3,098,275

TOTAL MONEY MARKET SECURITIES (Cost $3,098,275)		3,098,275

TOTAL INVESTMENTS (Cost $60,640,498) - 100.37%		67,429,504

Liabilities less cash and other assets - (1.37)%		(907,906)

TOTAL NET ASSETS - 100.00%		$ 66,521,598

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

Tax Related
Unrealized appreciation		$ 11,277,540
Unrealized depreciation		(4,488,534)
Net unrealized appreciation		$ 6,789,006

Aggregate cost of securities for income tax purposes		$ 60,640,498

*See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Related Notes to the Schedule of Investments
June 30 2008 (Unaudited)

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Federal Income Taxes – There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 18, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By
*__/s/ C. Troy Shaver, Jr.____________________

C. Troy Shaver, Jr., President

Date___8/18/08      __________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*__/s/ C. Troy Shaver, Jr.__
      C. Troy Shaver, Jr., President

Date____8/18/08__               _

By
*____ /s/ Ed Obuchowski_____________________

Ed Obuchowski, Treasurer

Date____8/18/08__

.